1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 98.3%
Education ― 12.6%
Maryland Stadium Authority	5.000%	5/1/2042	$2,000,000	$2,258,261
Maryland State EDC, Student Housing Revenue Bonds:
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	262,304
Salisbury University Project	5.000%	6/1/2027	455,000	466,524
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	1,883,698
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	524,647
Washington College, Town of Chestertown MD	5.000%	3/1/2028	500,000	559,621
Maryland State Health & Higher EFA Revenue Bonds:
Good Samaritan Hospital of Maryland(a)	0.480%	4/1/2035	2,400,000	2,400,000
Johns Hopkins University(a)	0.510%	7/1/2036	1,500,000	1,500,000
Maryland Institute College of Art	4.000%	6/1/2042	250,000	257,309
Stevenson University	4.000%	6/1/2034	500,000	515,882
Total Education				10,628,246

Health Care ― 29.4%
County of Baltimore, Maryland:
Oak Crest Village Inc.	5.000%	1/1/2030	495,000	539,493
Oak Crest Village Inc.	4.000%	1/1/2040	500,000	538,043
Riderwood Village Obligated Group	4.000%	1/1/2045	1,000,000	1,068,139
County of Prince George's, MD, COPS	3.000%	10/1/2031	2,500,000	2,570,095
Maryland State EDC, Howard Hughes Medical Institute(a)	0.480%	2/15/2043	3,100,000	3,100,000
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Healthcare Obligated Group	5.000%	1/1/2033	2,500,000	2,817,732
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,394,123
Broadmead Inc.	4.250%	7/1/2040	1,150,000	1,218,716
Greater Baltimore Medical Center Inc.(a)	0.610%	7/1/2025	500,000	500,000
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,632,466
James Lawrence Kernan Hospital(a)	0.360%	7/1/2041	4,120,000	4,120,000
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,254,699
UPMC Obligated Group	4.000%	4/15/2045	1,000,000	1,048,565
Total Health Care				24,802,071

Housing ― 10.9%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	1,052,800
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	1,018,878
Kirkwood House Preservation LP (a)	0.500%	12/1/2038	1,800,000	1,800,000
Montgomery County Housing Opportunities Commission(a)	0.500%	1/1/2041	3,000,000	3,000,000
Montgomery County Housing Opportunites Commission	3.050%	7/1/2044	1,000,000	941,364
Montgomery County Housing Opportunities Commission(a)	0.510%	1/1/2049	1,335,000	1,335,000
Total Housing				9,148,042

Industrial Revenue ― 0.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	480,000	480,916
Total Industrial Revenue				480,916

Leasing ― 1.2%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,001,576
Total Leasing				1,001,576

Local General Obligation ― 17.3%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,175,182
County of Baltimore, Maryland	4.000%	3/24/2023	3,000,000	3,067,247
County of Baltimore, Maryland	5.000%	3/1/2030	1,000,000	1,131,147

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Local General Obligation ― 17.3% (Continued)
County of Howard, Maryland	4.000%	8/15/2045	$2,000,000	$2,153,617
County of Montgomery, Maryland(a)	0.350%	11/1/2037	3,375,000	3,375,000
County of Prince George's, Maryland	5.000%	7/15/2040	1,750,000	2,015,200
State of Maryland	4.000%	8/1/2029	500,000	513,558
State of Maryland	5.000%	3/15/2031	1,000,000	1,133,160
Total Local General Obligation				14,564,111

Pre-Refunded/Escrowed to Maturity(b)― 7.4%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,080,000	3,203,562
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,039,067
Total Pre-Refunded/Escrowed to Maturity				6,242,629

Public Services ― 3.4%
Maryland State Stadium Authority Sports Facilities Lease Revenue(a)	0.520%	3/1/2026	2,895,000	2,895,000
Total Public Services				2,895,000

Transportation ― 9.3%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/2044	1,795,000	1,880,142
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	10/1/2022	605,000	616,244
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/2030	3,000,000	3,295,245
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	2,044,280
Total Transportation				7,835,911

Water & Sewer ― 6.2%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	315,000	318,051
Water Projects, FGIC	5.000%	7/1/2024	310,000	312,343
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds(a)	0.550%	6/1/2023	3,450,000	3,450,000
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/1/2037	1,000,000	1,109,746
Total Water & Sewer				5,190,140
Total Municipal Bonds (Cost ― $81,669,361)				82,788,642

Total Investments ― 98.3% (Cost ― $81,669,361)				82,788,642
Other Assets in Excess of Liabilities ― 1.7%				1,466,261
Total Net Assets ― 100.0%				$84,254,903

(a) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.
(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
LP — Limited Partnership

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
	Ratings table*

	Standard & Poor’s/Moody’s/Fitch**
	AAA/Aaa	40.5%
	AA/Aa	33.4%
	A	11.5%
	BBB/Baa	13.7%
	BB/Bb	0.9%
		100.0%
*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
	Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees
	of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
	NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

1919 Maryland Tax-Free Income Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$82,788,642	$-	$82,788,642
Total long-term investments	-	82,788,642	-	82,788,642
Total investments	$-	$82,788,642	$-	$82,788,642

* See Schedule of Investments for additional detailed categorizations.